Investments Held in Trust Account (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Investments Held in Trust Account [Abstract]
Assets held in the trust account	$ 53,246,222			$ 53,246,222	$ 100,525,498
Interest income	$ 681,853	$ 451,036	$ 473,721	$ 2,956,252	1,309,248
Interest income					$ 1,309,248